UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-01424

AIM Equity Funds (Invesco Equity Funds)
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	10/31

Date of reporting period:	1/31/19

Item 1. Schedule of Investments.

Invesco Charter Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
CHT-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.73%
Aerospace & Defense–2.77%
General Dynamics Corp.	185,949	$31,828,890
United Technologies Corp.	471,752	55,699,759
		87,528,649
Air Freight & Logistics–1.41%
FedEx Corp.	251,268	44,617,659
Airlines–1.17%
Delta Air Lines, Inc.	749,798	37,062,515
Asset Management & Custody Banks–1.34%
BlackRock, Inc.	101,868	42,283,369
Auto Parts & Equipment–1.45%
Aptiv PLC	576,858	45,646,774
Biotechnology–4.18%
Biogen, Inc.(b)	194,803	65,021,346
BioMarin Pharmaceutical, Inc.(b)	341,702	33,544,885
Vertex Pharmaceuticals, Inc.(b)	176,032	33,606,269
		132,172,500
Cable & Satellite–2.73%
Comcast Corp. – Class A	2,358,954	86,266,948
Casinos & Gaming–1.32%
Wynn Resorts Ltd.	338,031	41,581,193
Consumer Finance–2.69%
American Express Co.	827,690	85,003,763
Data Processing & Outsourced Services–2.77%
Mastercard, Inc. – Class A	414,608	87,536,187
Distillers & Vintners–1.19%
Diageo PLC (United Kingdom)	983,483	37,501,511
Diversified Banks–3.82%
Toronto-Dominion Bank (The) (Canada)	799,010	44,999,231
U.S. Bancorp	1,481,592	75,798,247
		120,797,478
Financial Exchanges & Data–1.40%
Moody’s Corp.	279,291	44,270,416
Footwear–2.15%
NIKE, Inc. – Class B	829,486	67,918,314
General Merchandise Stores–2.02%
Dollar General Corp.	551,257	63,631,596
Health Care Equipment–2.75%
Medtronic PLC	564,144	49,864,688
Shares		Value
Health Care Equipment–(continued)
Zimmer Biomet Holdings, Inc.	338,265	$37,060,314
		86,925,002
Health Care Facilities–2.03%
HCA Healthcare, Inc.	459,866	64,119,116
Home Improvement Retail–1.45%
Home Depot, Inc. (The)	249,285	45,751,276
Hotels, Resorts & Cruise Lines–2.13%
Carnival Corp.	1,170,443	67,394,108
Industrial Conglomerates–2.91%
Honeywell International Inc.	357,697	51,376,020
Siemens AG (Germany)	369,162	40,471,136
		91,847,156
Industrial Machinery–2.61%
Parker-Hannifin Corp.	190,905	31,463,053
Stanley Black & Decker, Inc.	404,190	51,105,784
		82,568,837
Insurance Brokers–2.25%
Marsh & McLennan Cos., Inc.	807,374	71,202,313
Integrated Oil & Gas–3.98%
Chevron Corp.	567,616	65,077,175
Suncor Energy, Inc. (Canada)	1,878,251	60,705,072
		125,782,247
Integrated Telecommunication Services–2.00%
Verizon Communications Inc.	1,144,724	63,028,503
Interactive Home Entertainment–1.70%
Activision Blizzard, Inc.	1,136,494	53,687,977
Interactive Media & Services–4.90%
Alphabet, Inc. – Class C(b)	138,608	154,737,813
Internet & Direct Marketing Retail–3.39%
Alibaba Group Holding Ltd. – ADR (China)(b)	225,495	37,993,652
Booking Holdings, Inc.(b)	37,653	69,010,795
		107,004,447
IT Consulting & Other Services–3.53%
Cognizant Technology Solutions Corp. – Class A	691,323	48,171,387
EPAM Systems, Inc.(b)	448,028	63,387,001
		111,558,388
Life Sciences Tools & Services–2.54%
Thermo Fisher Scientific, Inc.	326,609	80,238,033
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Shares		Value
Managed Health Care–2.62%
UnitedHealth Group Inc.	306,202	$82,735,780
Multi-Utilities–2.14%
WEC Energy Group, Inc.	924,896	67,545,155
Oil & Gas Exploration & Production–1.61%
Concho Resources Inc.(b)	424,341	50,853,025
Pharmaceuticals–2.36%
Allergan PLC	290,056	41,762,263
Novo Nordisk A/S – Class B (Denmark)	699,522	32,806,105
		74,568,368
Property & Casualty Insurance–3.61%
Chubb Ltd.	341,422	45,426,197
Progressive Corp. (The)	1,021,443	68,732,900
		114,159,097
Railroads–1.09%
Norfolk Southern Corp.	204,925	34,374,119
Regional Banks–3.53%
First Republic Bank	608,808	58,829,117
PNC Financial Services Group, Inc. (The)	429,701	52,711,422
		111,540,539
Semiconductors–2.88%
Analog Devices, Inc.	725,545	71,727,378
Shares		Value
Semiconductors–(continued)
QUALCOMM, Inc.	391,061	$19,365,341
		91,092,719
Soft Drinks–2.28%
PepsiCo, Inc.	639,021	71,998,496
Systems Software–5.03%
Microsoft Corp.	1,199,447	125,258,250
Oracle Corp.	670,564	33,682,430
		158,940,680
Total Common Stocks & Other Equity Interests (Cost $2,474,606,140)		3,087,472,066

Money Market Funds–0.73%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(c)	8,031,821	8,031,821
Invesco Liquid Assets Portfolio-Institutional Class, 2.51%(c)	5,744,804	5,745,953
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	9,179,225	9,179,225
Total Money Market Funds (Cost $22,956,424)		22,956,999
TOTAL INVESTMENTS IN SECURITIES–98.46% (Cost $2,497,562,564)		3,110,429,065
OTHER ASSETS LESS LIABILITIES–1.54%		48,557,380
NET ASSETS–100.00%		$3,158,986,445
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
See accompanying notes which are an integral part of this schedule.
Invesco Charter Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Charter Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Invesco Charter Fund

The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,017,164,450	$70,307,616	$—	$3,087,472,066
Money Market Funds	22,956,999	—	—	22,956,999
Total Investments	$3,040,121,449	$70,307,616	$—	$3,110,429,065
Invesco Charter Fund

Invesco Diversified Dividend Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
DDI-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–95.21%
Aerospace & Defense–1.55%
General Dynamics Corp.	1,256,202	$215,024,097
Raytheon Co.	499,282	82,261,702
		297,285,799
Air Freight & Logistics–1.13%
United Parcel Service, Inc. – Class B	2,063,772	217,521,569
Apparel Retail–1.27%
TJX Cos., Inc. (The)	4,912,178	244,282,612
Apparel, Accessories & Luxury Goods–0.56%
Columbia Sportswear Co.	1,212,752	108,165,351
Asset Management & Custody Banks–0.58%
Federated Investors, Inc. – Class B	4,268,331	111,531,489
Brewers–2.50%
Anheuser-Busch InBev S.A./N.V. (Belgium)	1,964,510	149,777,732
Heineken N.V. (Netherlands)	3,690,494	331,712,018
		481,489,750
Construction Machinery & Heavy Trucks–0.84%
Cummins, Inc.	1,105,307	162,601,713
Consumer Finance–1.61%
American Express Co.	3,025,548	310,723,780
Data Processing & Outsourced Services–1.15%
Automatic Data Processing, Inc.	1,578,563	220,746,250
Diversified Chemicals–0.26%
BASF S.E. (Germany)	677,598	49,497,411
Electric Utilities–12.28%
American Electric Power Co., Inc.	4,207,221	332,875,326
Duke Energy Corp.	3,337,123	292,932,657
Entergy Corp.	5,816,502	518,773,813
Exelon Corp.	10,651,991	508,739,090
PPL Corp.	15,193,797	475,869,722
SSE PLC (United Kingdom)	15,184,052	233,010,079
		2,362,200,687
Electrical Components & Equipment–2.09%
ABB Ltd. (Switzerland)	10,667,753	203,845,736
Emerson Electric Co.	2,552,962	167,142,422
nVent Electric PLC (United Kingdom)	1,231,832	30,820,437
		401,808,595
Fertilizers & Agricultural Chemicals–0.79%
Nutrien Ltd. (Canada)	2,928,574	151,716,604
Shares		Value
Food Distributors–1.17%
Sysco Corp.	3,535,278	$225,727,500
General Merchandise Stores–1.30%
Target Corp.	3,438,256	250,992,688
Health Care Equipment–0.54%
Stryker Corp.	584,285	103,751,487
Household Products–4.46%
Kimberly-Clark Corp.	3,071,518	342,105,675
Procter & Gamble Co. (The)	5,340,677	515,215,110
		857,320,785
Industrial Conglomerates–0.99%
Siemens AG (Germany)	1,746,352	191,452,124
Industrial Machinery–2.37%
Flowserve Corp.(b)	8,128,357	357,972,842
Pentair PLC (United Kingdom)	2,357,927	97,123,013
		455,095,855
Integrated Oil & Gas–4.02%
Royal Dutch Shell PLC – Class B (United Kingdom)	3,346,423	104,096,799
Suncor Energy, Inc. (Canada)	8,947,460	288,590,399
TOTAL S.A. (France)	6,920,442	380,056,048
		772,743,246
Integrated Telecommunication Services–5.80%
AT&T, Inc.	20,066,043	603,185,252
BT Group PLC (United Kingdom)	86,077,066	262,376,384
Deutsche Telekom AG (Germany)	15,349,315	249,301,542
		1,114,863,178
Motorcycle Manufacturers–1.18%
Harley-Davidson, Inc.	6,185,968	228,014,781
Multi-line Insurance–2.69%
Hartford Financial Services Group, Inc. (The)	11,040,153	518,003,979
Multi-Utilities–5.86%
Consolidated Edison, Inc.	4,482,616	348,075,133
Dominion Energy, Inc.	6,095,876	428,174,330
Sempra Energy	2,997,545	350,652,814
		1,126,902,277
Oil & Gas Equipment & Services–0.78%
Baker Hughes, a GE Co.	6,368,334	150,101,632
Oil & Gas Exploration & Production–1.74%
Mosaic Co. (The)	4,934,604	334,023,345
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Shares		Value
Packaged Foods & Meats–9.20%
Campbell Soup Co.	8,256,071	$292,512,596
Danone S.A. (France)	2,184,941	158,806,038
General Mills, Inc.	12,996,400	577,560,016
Kraft Heinz Co. (The)	4,043,258	194,318,979
Mondelez International, Inc. – Class A	7,141,707	330,375,366
Nestle S.A. (Switzerland)	2,484,389	216,391,366
		1,769,964,361
Paper Packaging–2.43%
Avery Dennison Corp.	974,703	101,807,728
International Paper Co.	4,678,301	221,891,817
Sonoco Products Co.	2,483,324	142,989,796
		466,689,341
Personal Products–1.40%
L’Oreal S.A. (France)	1,114,774	268,565,949
Pharmaceuticals–7.45%
Bayer AG (Germany)	3,086,304	233,856,940
Bristol-Myers Squibb Co.	6,009,170	296,672,723
Eli Lilly and Co.	3,146,637	377,155,911
Johnson & Johnson	1,549,129	206,158,087
Merck & Co., Inc.	4,285,736	318,987,330
		1,432,830,991
Property & Casualty Insurance–1.55%
Travelers Cos., Inc. (The)	2,383,056	299,168,850
Regional Banks–7.09%
Cullen/Frost Bankers, Inc.	1,292,894	125,772,728
Fifth Third Bancorp	6,343,016	170,119,689
KeyCorp	7,710,289	126,988,460
M&T Bank Corp.	2,430,164	399,859,185
PNC Financial Services Group, Inc. (The)	1,818,658	223,094,777
Shares		Value
Regional Banks–(continued)
Zions Bancorp NA	6,696,044	$318,664,734
		1,364,499,573
Restaurants–0.51%
Darden Restaurants, Inc.	934,363	98,042,710
Soft Drinks–3.25%
Coca-Cola Co. (The)	12,980,903	624,770,861
Specialized REITs–1.26%
Weyerhaeuser Co.	9,234,993	242,326,216
Tobacco–1.56%
Altria Group, Inc.	2,798,712	138,116,437
Philip Morris International, Inc.	2,107,533	161,689,932
		299,806,369
Total Common Stocks & Other Equity Interests (Cost $15,184,236,877)		18,315,229,708

Money Market Funds–4.65%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(c)	313,333,574	313,333,574
Invesco Liquid Assets Portfolio- Institutional Class, 2.51%(c)	223,822,706	223,867,471
Invesco Treasury Portfolio-Institutional Class, 2.29%(c)	358,095,515	358,095,515
Total Money Market Funds (Cost $895,270,985)		895,296,560
TOTAL INVESTMENTS IN SECURITIES–99.86% (Cost $16,079,507,862)		19,210,526,268
OTHER ASSETS LESS LIABILITIES–0.14%		26,468,112
NET ASSETS–100.00%		$19,236,994,380
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)
Affiliated company during the period. The Investment Company Act of 1940 defines an “affiliated person” as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment
Company "Act of 1940") of that issuer. The value of this security as of January 31, 2019 represented 1.86% of the Fund’s Net Assets. See Note 3.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/08/2019	Barclays Bank PLC	USD	21,041,246	EUR	18,393,598	$19,098
Subtotal—Appreciation						19,098
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
02/08/2019	Citibank, N.A.	EUR	256,437,138	USD	291,776,740	$(1,839,247)
02/08/2019	Goldman Sachs International	EUR	256,437,139	USD	291,784,434	(1,831,554)
02/08/2019	J.P. Morgan Chase Bank, N.A.	EUR	276,214,411	USD	314,435,341	(1,825,273)
Subtotal—Depreciation						(5,496,074)
Total Forward Foreign Currency Contracts						$(5,476,976)
Abbreviations:
EUR	—Euro
USD	—U.S. Dollar
See accompanying notes which are an integral part of this schedule.
Invesco Diversified Dividend Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Diversified Dividend Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
E.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Diversified Dividend Fund

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$17,190,617,840	$1,124,611,868	$—	$18,315,229,708
Money Market Funds	895,296,560	—	—	895,296,560
Total Investments in Securities	18,085,914,400	1,124,611,868	—	19,210,526,268
Other Investments - Assets*
Forward Foreign Currency Contracts	—	19,098	—	19,098
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(5,496,074)	—	(5,496,074)
Total Other Investments	—	(5,476,976)	—	(5,476,976)
Total Investments	$18,085,914,400	$1,119,134,892	$—	$19,205,049,292
*	Unrealized appreciation (depreciation).
NOTE 3—Investments in Other Affiliates
The Investment Company Act of 1940, as amended (the "1940 Act"), defines an "affiliated person" as an issuance in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates (excluding affiliated money market funds) for the three months ended January 31, 2019.
	Value 10/31/18	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/19	Dividend Income
Flowserve Corp.	$365,743,226	$7,568,321	$(1,262,668)	$(13,678,178)	$(397,859)	$357,972,842	$1,524,689
Invesco Diversified Dividend Fund

Invesco Summit Fund
Quarterly Schedule of Portfolio Holdings
January 31, 2019
invesco.com/us
SUM-QTR-1   01/19
Invesco Advisers, Inc.

Schedule of Investments(a)
January 31, 2019
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.66%
Aerospace & Defense–3.63%
Airbus S.E. (France)	257,630	$29,639,222
Northrop Grumman Corp.	43,760	12,058,068
Raytheon Co.	97,992	16,145,162
Teledyne Technologies, Inc.(b)	95,748	21,468,616
		79,311,068
Agricultural & Farm Machinery–0.25%
Deere & Co.	33,229	5,449,556
Application Software–4.18%
RealPage, Inc.(b)	247,301	13,791,977
salesforce.com, inc.(b)	422,353	64,184,985
Trade Desk, Inc. (The) ,Class A(b)	93,086	13,281,511
		91,258,473
Asset Management & Custody Banks–0.39%
Ares Management Corp. ,Series A(c)	409,308	8,538,165
Automotive Retail–0.19%
Camping World Holdings, Inc. ,Class A(c)	292,557	4,148,458
Biotechnology–0.53%
Alexion Pharmaceuticals, Inc.(b)	93,766	11,529,467
Cable & Satellite–1.27%
Altice USA, Inc. ,Class A	689,426	13,540,327
Charter Communications, Inc. ,Class A(b)	29,629	9,808,680
DISH Network Corp. ,Class A(b)	145,017	4,447,671
		27,796,678
Commodity Chemicals–0.72%
Westlake Chemical Corp.	214,242	15,832,484
Consumer Electronics–1.59%
Sony Corp. (Japan)	688,400	34,624,629
Data Processing & Outsourced Services–9.42%
First Data Corp. ,Class A(b)	509,900	12,569,035
Mastercard, Inc. ,Class A	213,495	45,075,199
PayPal Holdings, Inc.(b)	375,840	33,359,559
Visa, Inc. ,Class A	643,060	86,819,531
Worldpay, Inc. ,Class A(b)	334,307	27,907,948
		205,731,272
Diversified Support Services–0.91%
Cintas Corp.	105,845	19,846,996
Electronic Equipment & Instruments–0.90%
Keysight Technologies, Inc.(b)	264,576	19,583,916
Shares		Value
Environmental & Facilities Services–2.02%
Casella Waste Systems, Inc. ,Class A(b)	336,661	$10,140,229
Clean Harbors, Inc.(b)	172,265	10,199,811
Waste Connections, Inc.	79,865	6,673,520
Waste Management, Inc.	178,275	17,055,569
		44,069,129
Financial Exchanges & Data–1.24%
Intercontinental Exchange, Inc.	250,804	19,251,715
London Stock Exchange Group PLC (United Kingdom)	110,616	6,643,390
S&P Global, Inc.	6,198	1,187,847
		27,082,952
General Merchandise Stores–0.15%
Dollar General Corp.	28,728	3,316,073
Health Care Equipment–3.65%
Baxter International Inc.	31,100	2,254,439
Boston Scientific Corp.(b)	816,172	31,136,962
Intuitive Surgical, Inc.(b)	54,297	28,432,081
Teleflex Inc.	65,360	17,875,960
		79,699,442
Home Improvement Retail–3.46%
Home Depot, Inc. (The)	149,026	27,350,742
Lowe’s Cos., Inc.	500,490	48,127,118
		75,477,860
Hotels, Resorts & Cruise Lines–2.26%
Norwegian Cruise Line Holdings Ltd.(b)	728,394	37,461,303
Royal Caribbean Cruises Ltd.	98,413	11,814,481
		49,275,784
Industrial Gases–0.16%
Linde PLC (United Kingdom)	21,252	3,464,289
Industrial Machinery–0.74%
Stanley Black & Decker, Inc.	128,301	16,222,378
Interactive Home Entertainment–6.33%
Activision Blizzard, Inc.	696,393	32,897,605
Electronic Arts, Inc.(b)	278,210	25,662,091
Nintendo Co., Ltd. (Japan)	103,900	32,269,332
Sea Ltd. ,ADR (Thailand)(b)(c)	723,498	10,136,207
Take-Two Interactive Software, Inc.(b)	353,353	37,296,409
		138,261,644
Interactive Media & Services–11.36%
Alphabet, Inc. ,Class A(b)	5,807	6,538,043
Alphabet, Inc. ,Class C(b)	129,336	144,386,830
Facebook, Inc. ,Class A(b)	582,918	97,166,602
		248,091,475
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Internet & Direct Marketing Retail–12.32%
Alibaba Group Holding Ltd. ,ADR (China)(b)	327,355	$55,156,044
Amazon.com, Inc.(b)	117,816	202,493,894
Booking Holdings, Inc.(b)	6,169	11,306,605
		268,956,543
Investment Banking & Brokerage–0.44%
Goldman Sachs Group, Inc. (The)	18,095	3,582,991
LPL Financial Holdings, Inc.	86,000	6,051,820
		9,634,811
Leisure Facilities–0.73%
Six Flags Entertainment Corp.	257,577	15,864,167
Life Sciences Tools & Services–4.07%
Illumina, Inc.(b)	134,763	37,705,340
PRA Health Sciences, Inc.(b)	240,049	25,437,992
Thermo Fisher Scientific, Inc.	104,551	25,685,044
		88,828,376
Managed Health Care–3.89%
Humana, Inc.	58,381	18,039,145
UnitedHealth Group Inc.	248,000	67,009,600
		85,048,745
Movies & Entertainment–1.50%
IMAX Corp.(b)	401,577	8,340,754
Netflix, Inc.(b)	38,042	12,915,259
Vivendi S.A. (France)	450,245	11,478,650
		32,734,663
Oil & Gas Exploration & Production–1.47%
Extraction Oil & Gas, Inc.(b)	685,507	2,700,898
Noble Energy, Inc.	359,572	8,032,838
Parsley Energy, Inc. ,Class A(b)	86,213	1,601,838
Viper Energy Partners L.P.	622,459	19,738,175
		32,073,749
Oil & Gas Refining & Marketing–0.95%
Marathon Petroleum Corp.	161,805	10,721,199
PBF Energy, Inc. ,Class A	276,324	10,118,985
		20,840,184
Packaged Foods & Meats–4.39%
Lamb Weston Holdings, Inc.	156,018	11,280,102
Mondelez International, Inc. ,Class A	723,324	33,460,968
Mowi ASA (Norway)	768,757	16,942,041
Tyson Foods, Inc. ,Class A	552,377	34,203,184
		95,886,295
Pharmaceuticals–1.61%
Elanco Animal Health Inc.(b)(c)	347,620	10,143,552
Zoetis, Inc.	289,959	24,982,867
		35,126,419
Railroads–1.00%
Kansas City Southern	104,827	11,085,455
Shares		Value
Railroads–(continued)
Union Pacific Corp.	68,286	$10,862,254
		21,947,709
Regional Banks–0.43%
SVB Financial Group(b)	40,494	9,450,490
Restaurants–0.09%
Texas Roadhouse, Inc.	33,412	2,032,786
Semiconductor Equipment–1.37%
Applied Materials, Inc.	346,256	13,531,685
ASML Holding N.V. ,New York Shares (Netherlands)	94,100	16,470,323
		30,002,008
Semiconductors–1.95%
Broadcom, Inc.	38,690	10,378,592
NVIDIA Corp.	66,809	9,603,794
Semtech Corp.(b)	329,450	15,998,092
Silicon Motion Technology Corp. ,ADR (Taiwan)	170,000	6,624,900
		42,605,378
Soft Drinks–0.11%
Monster Beverage Corp.(b)	40,421	2,313,698
Specialized Consumer Services–0.47%
Service Corp. International	240,453	10,320,243
Specialized REITs–0.57%
Crown Castle International Corp.	47,624	5,574,865
SBA Communications Corp. ,Class A(b)	38,167	6,966,623
		12,541,488
Specialty Chemicals–0.52%
Sherwin-Williams Co. (The)	26,964	11,365,865
Systems Software–4.34%
Microsoft Corp.	567,746	59,289,715
Palo Alto Networks, Inc.(b)	102,459	22,010,242
ServiceNow, Inc.(b)	60,908	13,400,978
		94,700,935
Technology Hardware, Storage & Peripherals–2.09%
Apple, Inc.	273,855	45,580,426
Total Common Stocks & Other Equity Interests (Cost $1,295,703,301)		2,176,467,166

Money Market Funds–0.55%
Invesco Government & Agency Portfolio-Institutional Class, 2.29%(d)	4,216,282	4,216,282
Invesco Liquid Assets Portfolio- Institutional Class, 2.51%(d)	3,010,619	3,011,222
Invesco Treasury Portfolio-Institutional Class, 2.29%(d)	4,818,609	4,818,608
Total Money Market Funds (Cost $12,046,079)		12,046,112
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $1,307,749,380)		$2,188,513,278
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.09%
Invesco Government & Agency Portfolio Institutional Class, 2.29%(d)(e) (Cost $23,663,330)	23,663,330	$23,663,330
TOTAL INVESTMENTS IN SECURITIES–101.30% (Cost $1,331,412,710)		2,212,176,608
OTHER ASSETS LESS LIABILITIES–(1.30)%		(28,317,329)
NET ASSETS–100.00%		$2,183,859,279
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2019.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2019.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2019
(Unaudited)
NOTE 1—Significant Accounting Policies
A.
Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.
Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.
Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American
Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.
Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.
Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net
realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the
Invesco Summit Fund

B.
Securities Transactions and Investment Income — (continued)
Fund’s net asset value and, accordingly, they reduce theFund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net
investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.
Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.
Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the
Schedule of Investments. The Fund bears the risk of loss with respect to the investment of collateral. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. When loaning securities, the
Fund retains certain benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security.
Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. The securities loaned are subject to termination at the option of the borrower or the Fund. Upon termination, the borrower will return to the Fund the securities loaned and the Fund will return the collateral. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral and the securities may lose value during the delay which could result in potential losses to the Fund. Some of these losses may be indemnified by the lending agent. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, are included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan, if any, is shown as a footnote on the Statement of Assets and Liabilities.
E.
Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the
Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.
F.
Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.
The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to the daily mark-to-market obligation for forward foreign currency contracts.
A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)
until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the
Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that
Invesco Summit Fund

prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.
Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2019. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$2,083,782,624	$92,684,542	$—	$2,176,467,166
Money Market Funds	35,709,442	—	—	35,709,442
Total Investments	$2,119,492,066	$92,684,542	$—	$2,212,176,608
Invesco Summit Fund

Item 2. Controls and Procedures.

(a)

As of March 26, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 26, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:      AIM Equity Funds (Invesco Equity Funds)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	April 1, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	April 1, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.